CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 5,374,786	$ 56,249	$ 1,209,301
Accounts receivable, net	496,807	2,611,608	1,538,793
Contract assets	845,810	1,375,920	1,208,604
Prepaid expenses and other current assets	698,158	716,598	235,198
Total Current Assets	7,415,561	4,760,375	4,191,896
Property and equipment, net	346,979	260,181	204,226
Operating lease right of use asset	316,726	430,146
OTHER ASSETS:
Software development costs, net	10,000	20,000	40,000
Patents and trademarks, net	66,649	61,598	53,871
Total Other Assets	76,649	81,598	93,871
TOTAL ASSETS	8,155,915	5,532,300	4,489,993
CURRENT LIABILITIES:
Accounts payable	632,043	2,641,437	1,416,716
Accounts payable - related parties	12,491	12,791	13,473
Notes payable - financing agreements	175,796	42,299	48,330
Notes payable - related parties, net of discounts		905,373
Line of credit		27,615	31,201
Payroll taxes payable	10,730	115,111	317,573
Accrued expenses	130,798	393,272	222,328
Current portion - financing lease agreements	84,635	45,072
Current portion-operating lease obligations	252,907	239,688
Current portion-SBA loan	627,465
Contract liabilities	3,283	8,661	2,248,829
Deferred revenue	493,830	936,428	362,528
Total Current Liabilities	2,423,978	5,367,747	4,660,978
Finance lease payable	149,314	89,026
Operating lease obligations	74,713	202,797
SBA loan	782,805
Total Liabilities	3,430,810	5,659,570	4,660,978
Commitments and Contingencies (Note 6 and 11)
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,485,000 shares available to be designated
Common stock: $0.001 par value; 500,000,000 shares authorized, 3,527,470, 1,982,039 and 1,505,883 shares issued, 3,526,146 , 1,980,715 and 1,505,426 shares outstanding at June 30, 2020, December 31, 2019 and December 31, 2018, respectively	3,528	1,982	1,505
Additional paid-in capital	39,527,682	31,063,915	27,416,802
Total stock & paid-in-capital	41,236,210	32,770,897	30,248,307
Accumulated deficit	(36,353,653)	(32,740,715)	(30,269,833)
Sub-total	4,882,557	30,182	(21,526)
Less: Treasury stock (1,324 and 457 shares of common stock at June 30, 2020, December 31, 2019 and December 31, 2018, respectively)	(157,452)	(157,452)	(149,459)
Total Stockholders' Equity (Deficit)	4,725,105	(127,270)	(170,985)
Total Liabilities and Stockholders' Equity (Deficit)	8,155,915	5,532,300	4,489,993
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,485,000 shares available to be designated
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock: $0.001 par value, 10,000,000 authorized, 9,485,000 shares available to be designated	$ 1,705,000	$ 1,705,000	$ 2,830,000